Supplemental Cash Flow Disclosures - Non-Cash Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
Note 17 — Supplemental Cash Flow Disclosures —  Non-Cash Investing and Financing Transactions

Non-cash investing and financing  transactions for the nine months ended September 30, 2013 include:

2013

Conversion of convertible debt to common stock	$260,420
Common Stock issued for committed equity financing facility	204,015
Warrants issued for loan modification	151,758
Warrants issued for term loan	568,324
Common stock and warrants issued for release of security interest in patents	325,693
Common stock issued for professional services	17,850
Common stock issued for settlement of contingency	39,150

Note 18 — Supplemental Cash Flow Disclosures — Non-Cash Transactions

Non-cash Investing and Financing transactions for years ended December 31 include:

	2012	2011
Preferred dividends paid by issuance of stock	$82,500	$333,556
Accrued dividends on preferred stock	—	346,236
Reclassification of derivative liabilities for modified warrant agreements	—	1,434,322
Discharge of previously deferred financing costs for modified warrant agreements	—	136,543
Derivative liability for embedded conversion option	—	2,085,513
Conversion of convertible debt to common stock	924,904	600,000
Business combination:
Issuance of Series E liability	18,955,742	—
Issuance of contingent consideration	11,109,020	—
Issuance of replacement warrants	1,883,751	—
Common stock issued in satisfaction of subscription receivable	2,790,107	—
Effect of cancellation of escrowed shares	195,132	—
Obligation to issue shares for professional services	30,000	—

Cash paid for interest was $342,000 and $424,000 in 2012 and 2011, respectively. There were no income taxes paid in 2012 and 2011.